Quarterly Report
June 30, 2020
MFS®  Mid Cap Value Fund

Portfolio of Investments
6/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.9%
Aerospace – 2.6%
Huntington Ingalls Industries, Inc.	234,943	$40,995,204
L3Harris Technologies, Inc.	644,820	109,406,609
Leidos Holdings, Inc.	974,282	91,260,995
		$241,662,808
Airlines – 0.6%
Alaska Air Group, Inc.	904,384	$32,792,964
Delta Air Lines, Inc.	840,592	23,578,605
		$56,371,569
Alcoholic Beverages – 0.2%
Molson Coors Beverage Co.	637,153	$21,892,577
Apparel Manufacturers – 0.9%
PVH Corp.	611,172	$29,366,814
Skechers USA, Inc., “A” (a)	1,664,657	52,236,937
		$81,603,751
Automotive – 1.4%
Lear Corp.	509,632	$55,560,081
LKQ Corp. (a)	2,620,843	68,666,086
		$124,226,167
Brokerage & Asset Managers – 3.7%
Apollo Global Management, Inc.	1,929,524	$96,321,838
E*TRADE Financial Corp.	828,133	41,183,054
NASDAQ, Inc.	1,131,528	135,183,650
Raymond James Financial, Inc.	909,450	62,597,444
		$335,285,986
Business Services – 1.7%
Amdocs Ltd.	1,503,713	$91,546,047
Global Payments, Inc.	385,680	65,419,042
		$156,965,089
Cable TV – 0.6%
Liberty Broadband Corp. (a)	408,113	$50,589,687
Chemicals – 3.1%
Celanese Corp.	584,780	$50,489,905
Eastman Chemical Co.	1,413,872	98,462,046
FMC Corp.	894,224	89,082,595
PPG Industries, Inc.	403,773	42,824,165
		$280,858,711
Computer Software – 0.4%
Change Healthcare, Inc. (a)	3,441,646	$38,546,435
Computer Software - Systems – 1.5%
Verint Systems, Inc. (a)	975,803	$44,086,780
Zebra Technologies Corp., “A” (a)	345,771	88,500,087
		$132,586,867

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 5.8%
Fortune Brands Home & Security, Inc.	818,089	$52,300,430
Masco Corp.	1,783,195	89,534,221
Mid-America Apartment Communities, Inc., REIT	741,071	84,978,612
Stanley Black & Decker, Inc.	763,546	106,423,041
Toll Brothers, Inc.	2,375,597	77,420,706
Vulcan Materials Co.	474,683	54,992,025
Whirlpool Corp.	505,577	65,487,389
		$531,136,424
Consumer Products – 1.8%
Energizer Holdings, Inc.	1,307,687	$62,102,056
Newell Brands, Inc.	2,976,166	47,261,516
Reynolds Consumer Products, Inc.	1,705,158	59,237,189
		$168,600,761
Consumer Services – 0.5%
Grand Canyon Education, Inc. (a)	512,354	$46,383,408
Containers – 2.7%
Berry Global Group, Inc. (a)	1,203,501	$53,339,164
Graphic Packaging Holding Co.	5,114,032	71,545,308
Owens Corning	1,266,497	70,619,873
WestRock Co.	1,947,175	55,027,165
		$250,531,510
Electrical Equipment – 2.0%
HD Supply Holdings, Inc. (a)	2,551,984	$88,426,246
Sensata Technologies Holding PLC (a)	1,261,715	46,973,649
TE Connectivity Ltd.	629,348	51,323,329
		$186,723,224
Electronics – 4.2%
Analog Devices, Inc.	619,675	$75,996,942
Corning, Inc.	1,831,601	47,438,466
Marvell Technology Group Ltd.	3,114,904	109,208,534
Maxim Integrated Products, Inc.	1,313,710	79,623,963
NXP Semiconductors N.V.	621,931	70,925,011
		$383,192,916
Energy - Independent – 3.0%
Cabot Oil & Gas Corp.	2,783,271	$47,816,596
Diamondback Energy, Inc.	326,738	13,664,183
Hess Corp.	1,143,108	59,224,426
Pioneer Natural Resources Co.	659,950	64,477,115
Valero Energy Corp.	864,461	50,847,596
WPX Energy, Inc. (a)	5,286,156	33,725,675
		$269,755,591
Engineering - Construction – 1.7%
KBR, Inc.	3,959,510	$89,286,950
Quanta Services, Inc.	1,608,160	63,088,117
		$152,375,067
Entertainment – 0.1%
Six Flags Entertainment Corp.	699,554	$13,438,432

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 4.2%
Archer Daniels Midland Co.	2,009,000	$80,159,100
Coca-Cola European Partners PLC	1,507,517	56,923,842
Ingredion, Inc.	697,707	57,909,681
J.M. Smucker Co.	608,185	64,352,055
Kellogg Co.	996,683	65,840,879
Lamb Weston Holdings, Inc.	270,958	17,322,345
Sanderson Farms, Inc.	346,534	40,159,825
		$382,667,727
Food & Drug Stores – 1.4%
Albertsons Cos., Inc., “A” (a)	2,889,200	$45,562,684
Kroger Co.	2,478,376	83,893,028
		$129,455,712
Gaming & Lodging – 0.4%
Wyndham Hotels & Resorts, Inc.	901,353	$38,415,665
General Merchandise – 0.5%
Dollar Tree, Inc. (a)	495,988	$45,968,168
Insurance – 7.9%
Arthur J. Gallagher & Co.	1,062,159	$103,549,881
Assurant, Inc.	745,144	76,965,924
Athene Holding Ltd. (a)	1,604,287	50,037,712
Cincinnati Financial Corp.	1,050,345	67,253,590
Equitable Holdings, Inc.	3,991,469	76,995,437
Everest Re Group Ltd.	369,465	76,183,683
Hanover Insurance Group, Inc.	350,658	35,532,175
Hartford Financial Services Group, Inc.	2,282,148	87,976,805
Reinsurance Group of America, Inc.	651,104	51,072,598
Willis Towers Watson PLC	471,258	92,814,263
		$718,382,068
Leisure & Toys – 1.6%
Brunswick Corp.	1,165,030	$74,573,570
Electronic Arts, Inc. (a)	504,949	66,678,516
Mattel, Inc. (a)	964,639	9,328,059
		$150,580,145
Machinery & Tools – 3.5%
AGCO Corp.	1,195,666	$66,311,636
Eaton Corp. PLC	1,087,282	95,115,430
Ingersoll Rand, Inc. (a)	1,492,651	41,973,346
ITT, Inc.	998,430	58,647,778
Regal Beloit Corp.	659,153	57,557,240
		$319,605,430
Major Banks – 1.8%
Comerica, Inc.	1,111,128	$42,333,977
KeyCorp	4,986,343	60,733,658
State Street Corp.	928,061	58,978,276
		$162,045,911
Medical & Health Technology & Services – 4.3%
AmerisourceBergen Corp.	594,765	$59,934,469
Laboratory Corp. of America Holdings (a)	382,585	63,551,194
PRA Health Sciences, Inc. (a)	743,304	72,316,046
Premier, Inc., “A” (a)	1,768,437	60,622,021
Quest Diagnostics, Inc.	664,524	75,729,155

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – continued
Universal Health Services, Inc.	667,655	$62,018,473
		$394,171,358
Medical Equipment – 2.2%
Boston Scientific Corp. (a)	1,268,870	$44,550,026
PerkinElmer, Inc.	567,547	55,670,685
Zimmer Biomet Holdings, Inc.	810,937	96,793,440
		$197,014,151
Natural Gas - Distribution – 1.8%
Atmos Energy Corp.	469,525	$46,755,300
NiSource, Inc.	2,051,158	46,643,333
Sempra Energy	597,188	70,008,349
		$163,406,982
Natural Gas - Pipeline – 0.9%
Equitrans Midstream Corp.	1,873,341	$15,567,464
Plains GP Holdings LP	4,735,740	42,148,086
Targa Resources Corp.	1,362,274	27,340,839
		$85,056,389
Network & Telecom – 0.8%
Motorola Solutions, Inc.	536,029	$75,113,744
Oil Services – 0.6%
Halliburton Co.	2,123,587	$27,564,159
NOW, Inc. (a)	2,234,895	19,287,144
Patterson-UTI Energy, Inc.	3,452,322	11,979,557
		$58,830,860
Other Banks & Diversified Financials – 5.9%
Discover Financial Services	1,076,409	$53,917,327
Element Fleet Management Corp.	5,511,211	41,122,987
M&T Bank Corp.	459,477	47,771,824
Northern Trust Corp.	919,722	72,970,743
Prosperity Bancshares, Inc.	747,060	44,360,423
Signature Bank	693,313	74,129,026
SLM Corp.	3,321,302	23,348,753
SVB Financial Group (a)	268,869	57,949,336
Truist Financial Corp.	2,114,330	79,393,091
Wintrust Financial Corp.	925,749	40,381,171
		$535,344,681
Pharmaceuticals – 0.8%
Elanco Animal Health, Inc. (a)	2,025,628	$43,449,721
Mylan N.V. (a)	1,584,564	25,479,789
		$68,929,510
Pollution Control – 0.6%
Republic Services, Inc.	700,111	$57,444,108
Railroad & Shipping – 1.2%
Kansas City Southern Co.	713,009	$106,445,114
Real Estate – 6.2%
Annaly Mortgage Management, Inc., REIT	3,369,077	$22,101,145
Brixmor Property Group, Inc., REIT	3,685,177	47,243,969
EPR Properties, REIT	845,124	27,998,958
Host Hotels & Resorts, Inc., REIT	1,896,279	20,460,851

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Life Storage, Inc., REIT	1,013,319	$96,214,639
Medical Properties Trust, Inc., REIT	3,875,801	72,865,059
Spirit Realty Capital, Inc., REIT	1,139,485	39,722,447
Sun Communities, Inc., REIT	673,974	91,444,792
VICI Properties, Inc., REIT	3,769,488	76,105,963
W.P. Carey, Inc., REIT	1,124,972	76,104,356
		$570,262,179
Restaurants – 0.5%
Wendy's Co.	2,244,745	$48,890,546
Specialty Chemicals – 2.8%
Axalta Coating Systems Ltd. (a)	2,938,065	$66,253,366
Corteva, Inc.	2,426,351	65,001,943
DuPont de Nemours, Inc.	1,399,467	74,353,682
Univar Solutions, Inc. (a)	3,094,322	52,170,269
		$257,779,260
Specialty Stores – 1.3%
BJ's Wholesale Club Holdings, Inc. (a)	1,335,156	$49,761,264
Tractor Supply Co.	351,072	46,267,779
Urban Outfitters, Inc. (a)	1,467,562	22,336,294
		$118,365,337
Trucking – 0.5%
Knight-Swift Transportation Holdings, Inc.	1,138,483	$47,486,126
Utilities - Electric Power – 7.7%
AES Corp.	4,656,602	$67,474,163
CenterPoint Energy, Inc.	2,650,982	49,493,834
CenterPoint Energy, Inc. (a)(z)	1,532,649	28,614,557
CMS Energy Corp.	1,731,566	101,158,086
Edison International	667,697	36,262,624
Eversource Energy	1,274,973	106,167,002
FirstEnergy Corp.	1,561,235	60,544,693
PG&E Corp. (a)	6,632,011	58,825,938
Pinnacle West Capital Corp.	1,321,573	96,858,085
Public Service Enterprise Group, Inc.	1,978,066	97,241,724
		$702,640,706
Total Common Stocks		$8,957,028,857
Investment Companies (h) – 2.6%
Money Market Funds – 2.6%
MFS Institutional Money Market Portfolio, 0.17% (v)	236,501,354	$236,525,003

Other Assets, Less Liabilities – (0.5)%		(44,164,388)
Net Assets – 100.0%		$9,149,389,472
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $236,525,003 and $8,957,028,857, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
CenterPoint Energy, Inc.	5/07/2020	$24,644,996	$28,614,557
% of Net assets			0.3%
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$8,759,442,460	$28,614,557	$—	$8,788,057,017
Netherlands	70,925,011	—	—	70,925,011
United Kingdom	56,923,842	—	—	56,923,842
Canada	41,122,987	—	—	41,122,987
Mutual Funds	236,525,003	—	—	236,525,003
Total	$9,164,939,303	$28,614,557	$—	$9,193,553,860

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$178,296,634	$1,422,114,670	$1,363,932,493	$34,629	$11,563	$236,525,003
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,808,028	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.